SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)) - USD ($)	1 Months Ended	3 Months Ended
	May 24, 2021	May 31, 2023	May 31, 2022	Feb. 28, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life		3 years
Depreciation expense		$ 57	$ 58
Cash and cash equivalents		$ 4,512		$ 14,780
Computer equipment	$ 690